Other interim disclosures (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 01, 2024	May 31, 2024
3.4% USD 2 150 million bond 2014/2024 of Novartis Capital Corporation, New York United States, issued at 99.287% [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings	In the second quarter of 2024, Novartis repaid the 3.4% coupon bond with a notional amount of USD 2.15 billion issued in 2014 by Novartis Capital Corporation, USA, in accordance with its terms.
Borrowings, interest rate	3.40%
Borrowings, original currency	USD
Notional amount	$ 2,150
Borrowings, issuance date	2014
Borrowings, lender	Novartis Capital Corporation, USA
1.600% CHF 650 million bond 2027 of Novartis AG Basel Switzerland, issued at 100.138% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.60%
Borrowings, original currency	CHF
Notional amount	$ 650
Borrowings, maturity	2027
Borrowings, lender	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.138%
Bonds issued	$ 723
1.650% CHF 435 million bond 2031 of Novartis AG Basel Switzerland, issued at 100.148% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.65%
Borrowings, original currency	CHF
Notional amount	$ 435
Borrowings, maturity	2031
Borrowings, lender	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.148%
Bonds issued	$ 483
1.750% CHF 645 million bond 2034 of Novartis AG Basel Switzerland, issued at 100.229% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%
Borrowings, original currency	CHF
Notional amount	$ 645
Borrowings, maturity	2034
Borrowings, lender	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.229%
Bonds issued	$ 717
1.850% CHF 280 million bond 2040 of Novartis AG Basel Switzerland, issued at 100.268% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.85%
Borrowings, original currency	CHF
Notional amount	$ 280
Borrowings, maturity	2040
Borrowings, lender	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.268%
Bonds issued	$ 311
1.850% CHF 190 million bond 2049 of Novartis AG Basel Switzerland, issued at 100.149% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.85%
Borrowings, original currency	CHF
Notional amount	$ 190
Borrowings, maturity	2049
Borrowings, lender	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.149%
Bonds issued	$ 211
Replacement of credit facility with a syndicate of banks [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings
In May 2024, Novartis replaced its existing USD 6.0 billion credit facility with a syndicate of banks (which was undrawn at its replacement date and December 31, 2023 and had a maturity date of September 2025) with a new USD 6.0 billion credit facility with a syndicate of banks. This credit facility is intended to be used as a backstop for the US commercial paper program. This facility matures in May 2029, and was undrawn as at June 30, 2024.

Borrowings credit facility committed		$ 6,000	$ 6,000